Other Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Other Accrued Expenses [Abstract]
Schedule of Other Accrued Expenses	The following table summarizes other accrued expenses:
	March 31,	December 31,
	2024	2023
Accrued professional services	387,977	507,977
Insurance premium financing	250,864	507,348
Accrued payroll and bonus(1)	602,000	750,414
Other accrued expenses	168,035	102,083
	$1,408,876	$1,867,822
(1)	Includes $232,000 and $267,000 of accrued professional services due to an entity jointly owned by the Chief Executive Officer and Chief Information Officer of Spectaire at March 31, 2024 and December 31, 2023, respectively (Note 8).
The following table summarizes other accrued expenses:
	December 31,	December 31,
	2023	2022
Accrued professional services	507,977	-
Insurance premium financing	507,348	-
Accrued payroll and bonus(1)	750,414	-
Other accrued expenses	102,083	2,165
	$1,867,822	$2,165
(1)	Includes $267,000 of accrued professional services due to an entity jointly owned by the Chief Executive Officer and Chief Information Officer of Spectaire (Note 8).